Income tax benefit - Current and deferred tax liabilities/assets (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Current tax assets
R&D tax incentive receivable	$ 638	$ 714
Current tax assets	638	714
Deferred tax assets	419	618
Deferred tax liabilities	$ (419)	$ (618)